TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
41,052	FlexShares Global Upstream Natural Resources Index Fund	$1,139,604
122,929	SPDR Portfolio S&P 400 Mid Cap ETF	4,011,173
22,963	SPDR Portfolio S&P 500 Growth ETF +	1,150,676
37,992	SPDR Portfolio S&P 500 Value ETF +	1,147,358
125,169	SPDR Portfolio S&P 600 Small Cap ETF	3,427,127
125,217	Vanguard FTSE Developed Markets ETF	5,121,375
82,523	Vanguard FTSE Emerging Markets ETF	3,568,295
11,795	Vanguard Global ex-U.S. Real Estate ETF	573,355
7,226	Vanguard Real Estate ETF +	570,565
23,229	Vanguard S&P 500 ETF	7,146,402
4,910	WisdomTree Emerging Markets SmallCap Dividend Fund	203,029
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,936,325)	28,058,959

	SHORT-TERM INVESTMENTS - 6.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.4%
972,630	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	972,630

	MONEY MARKET FUND - 2.9%
836,008	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	836,008

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,808,638)	1,808,638

	TOTAL INVESTMENTS - 104.3% (Cost - $26,744,963)	$29,867,597
	OTHER ASSETS AND LIABILITIES - NET - (4.3)%	(1,240,646)
	TOTAL NET ASSETS - 100.0%	$28,626,951

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $968,265 at September 30, 2020. The loaned securities were secured with cash collateral of $972,630 and non-cash collateral of $19,356. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.0%
21,773	iShares iBoxx $ Investment Grade Corporate Bond ETF	$2,933,041
48,040	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF +	1,469,063
58,556	SPDR Portfolio Short Term Corporate Bond ETF	1,836,902
36,052	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,111,844
15,614	Vanguard Intermediate-Term Treasury ETF	1,100,475
13,542	Vanguard Mortgage-Backed Securities ETF +	734,924
86,218	Vanguard Short-Term Inflation-Protected Securities ETF	4,398,842
35,473	Vanguard Short-Term Treasury ETF	2,202,519
6,306	Vanguard Total International Bond ETF	366,915
30,685	Xtrackers USD High Yield Corporate Bond ETF	1,475,949
		17,630,474
	EQUITY FUNDS - 50.0%
39,455	FlexShares Global Upstream Natural Resources Index Fund	1,095,271
56,274	SPDR Portfolio S&P 400 Mid Cap ETF	1,836,221
14,704	SPDR Portfolio S&P 500 Growth ETF	736,817
85,356	SPDR Portfolio S&P 500 Value ETF	2,577,751
53,478	SPDR Portfolio S&P 600 Small Cap ETF	1,464,228
71,645	Vanguard FTSE Developed Markets ETF	2,930,280
51,748	Vanguard FTSE Emerging Markets ETF	2,237,583
22,678	Vanguard Global ex-U.S. Real Estate ETF	1,102,378
13,913	Vanguard Real Estate ETF +	1,098,570
10,716	Vanguard S&P 500 ETF	3,296,777
		18,375,876
	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,527,958)	36,006,350

	SHORT-TERM INVESTMENTS - 6.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
1,485,250	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	1,485,250

	MONEY MARKET FUND - 2.3%
853,208	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	853,208

	TOTAL SHORT TERM INVESTMENTS (Cost - $2,338,458)	2,338,458

	TOTAL INVESTMENTS - 104.3% (Cost - $35,866,416)	$38,344,808
	OTHER ASSETS AND LIABILITIES - NET - (4.3)%	(1,613,652)
	TOTAL NET ASSETS - 100.0%	$36,731,156

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $1,736,858 at September 30, 2020. The loaned securities were secured with cash collateral of $1,485,250 and non-cash collateral of $288,714. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 97.8%
	DEBT FUNDS - 67.8%
8,750	iShares iBoxx $ Investment Grade Corporate Bond ETF +	$1,178,713
6,614	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	674,363
33,097	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF +	1,012,106
48,410	SPDR Portfolio Short Term Corporate Bond ETF	1,518,622
11,038	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	340,412
11,952	Vanguard Intermediate-Term Treasury ETF	842,377
6,206	Vanguard Mortgage-Backed Securities ETF	336,800
52,883	Vanguard Short-Term Inflation-Protected Securities ETF	2,698,091
24,439	Vanguard Short-Term Treasury ETF	1,517,418
11,586	Vanguard Total International Bond ETF	674,131
14,101	Xtrackers USD High Yield Corporate Bond ETF	678,258
		11,471,291
	EQUITY FUNDS - 30.0%
12,204	FlexShares Global Upstream Natural Resources Index Fund +	338,783
20,675	SPDR Portfolio S&P 400 Mid Cap ETF +	674,625
6,753	SPDR Portfolio S&P 500 Growth ETF +	338,393
22,545	SPDR Portfolio S&P 500 Value ETF +	680,859
12,280	SPDR Portfolio S&P 600 Small Cap ETF	336,226
20,535	Vanguard FTSE Developed Markets ETF	839,881
3,874	Vanguard FTSE Emerging Markets ETF	167,512
6,944	Vanguard Global ex-U.S. Real Estate ETF	337,548
4,253	Vanguard Real Estate ETF	335,817
3,315	Vanguard S&P 500 ETF	1,019,860
		5,069,504
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,557,688)	16,540,795

	SHORT-TERM INVESTMENTS - 16.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 14.2%
2,394,232	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	2,394,232

	MONEY MARKET FUND - 2.5%
420,800	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	420,800

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,815,032)	2,815,032

	TOTAL INVESTMENTS - 114.5% (Cost - $18,372,720)	$19,355,827
	OTHER ASSETS AND LIABILITIES - NET - (14.5)%	(2,452,052)
	TOTAL NET ASSETS - 100.0%	$16,903,775

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $3,514,792 at September 30, 2020. The loaned securities were secured with cash collateral of $2,394,232 and non-cash collateral of $1,194,769. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 13.0%
6,197	iShares iBoxx $ Investment Grade Corporate Bond ETF +	$834,798
27,365	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	843,937
7,650	Vanguard Mortgage-Backed Securities ETF	415,166
24,581	Vanguard Short-Term Inflation-Protected Securities ETF	1,254,123
13,463	Vanguard Short-Term Treasury ETF	835,918
26,205	Xtrackers USD High Yield Corporate Bond ETF	1,260,461
		5,444,403
	EQUITY FUNDS - 84.9%
59,907	FlexShares Global Upstream Natural Resources Index Fund	1,663,018
140,972	SPDR Portfolio S&P 400 Mid Cap ETF	4,599,916
33,512	SPDR Portfolio S&P 500 Growth ETF +	1,679,286
69,312	SPDR Portfolio S&P 500 Value ETF	2,093,223
121,790	SPDR Portfolio S&P 600 Small Cap ETF	3,334,610
173,088	Vanguard FTSE Developed Markets ETF	7,079,299
88,383	Vanguard FTSE Emerging Markets ETF	3,821,681
25,825	Vanguard Global ex-U.S. Real Estate ETF	1,255,353
10,547	Vanguard Real Estate ETF	832,791
28,471	Vanguard S&P 500 ETF	8,759,103
10,238	WisdomTree Emerging Markets SmallCap Dividend Fund	423,341
		35,541,621
	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,950,266)	40,986,024

	SHORT-TERM INVESTMENTS - 6.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.8%
1,589,160	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	1,589,160

	MONEY MARKET FUND - 2.4%
1,009,471	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	1,009,471

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,598,631)	2,598,631

	TOTAL INVESTMENTS - 104.1% (Cost - $39,548,897)	$43,584,655
	OTHER ASSETS AND LIABILITIES - NET - (4.1)%	(1,736,567)
	TOTAL NET ASSETS - 100.0%	$41,848,088

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $2,376,728 at September 30, 2020. The loaned securities were secured with cash collateral of $1,589,160 and non-cash collateral of $842,703. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.9%
22,512	iShares iBoxx $ Investment Grade Corporate Bond ETF +	$3,032,591
174,360	SPDR Portfolio Short Term Corporate Bond ETF	5,469,673
39,757	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,226,106
8,643	Vanguard Intermediate-Term Treasury ETF	609,159
22,407	Vanguard Mortgage-Backed Securities ETF	1,216,028
71,426	Vanguard Short-Term Inflation-Protected Securities ETF	3,644,155
19,605	Vanguard Short-Term Treasury ETF	1,217,274
10,434	Vanguard Total International Bond ETF	607,102
63,521	Xtrackers USD High Yield Corporate Bond ETF	3,055,360
		20,077,448
	EQUITY FUNDS - 65.1%
87,875	FlexShares Global Upstream Natural Resources Index Fund	2,439,410
149,776	SPDR Portfolio S&P 400 Mid Cap ETF +	4,887,191
24,323	SPDR Portfolio S&P 500 Growth ETF	1,218,826
60,420	SPDR Portfolio S&P 500 Value ETF +	1,824,684
133,574	SPDR Portfolio S&P 600 Small Cap ETF	3,657,256
177,506	Vanguard FTSE Developed Markets ETF	7,259,995
99,869	Vanguard FTSE Emerging Markets ETF	4,318,336
37,518	Vanguard Global ex-U.S. Real Estate ETF	1,823,750
15,326	Vanguard Real Estate ETF	1,210,141
35,799	Vanguard S&P 500 ETF	11,013,562
		39,653,151
	TOTAL EXCHANGE TRADED FUNDS (Cost - $54,938,008)	59,730,599

	SHORT-TERM INVESTMENTS - 5.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.5%
1,524,658	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	1,524,658

	MONEY MARKET FUND - 3.0%
1,842,650	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	1,842,650

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,367,308)	3,367,308

	TOTAL INVESTMENTS - 103.5% (Cost - $58,305,316)	$63,097,907
	OTHER ASSETS AND LIABILITIES - NET - (3.5)%	(2,137,358)
	TOTAL NET ASSETS - 100.0%	$60,960,549

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $4,526,369 at September 30, 2020. The loaned securities were secured with cash collateral of $1,524,658 and non-cash collateral of $3,094,770. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.3%
242,302	iShares iBoxx $ Investment Grade Corporate Bond ETF +	$32,640,502
534,613	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF +	16,348,466
651,639	SPDR Portfolio Short Term Corporate Bond ETF	20,441,916
401,015	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	12,367,303
173,767	Vanguard Intermediate-Term Treasury ETF	12,247,098
150,712	Vanguard Mortgage-Backed Securities ETF	8,179,140
960,976	Vanguard Short-Term Inflation-Protected Securities ETF	49,028,996
394,758	Vanguard Short-Term Treasury ETF	24,510,524
70,186	Vanguard Total International Bond ETF +	4,083,772
341,474	Xtrackers USD High Yield Corporate Bond ETF	16,424,899
		196,272,616
	EQUITY FUNDS - 45.0%
439,170	FlexShares Global Upstream Natural Resources Index Fund	12,191,359
626,318	SPDR Portfolio S&P 400 Mid Cap ETF	20,436,756
163,633	SPDR Portfolio S&P 500 Growth ETF	8,199,650
948,319	SPDR Portfolio S&P 500 Value ETF	28,639,234
595,313	SPDR Portfolio S&P 600 Small Cap ETF	16,299,670
796,060	Vanguard FTSE Developed Markets ETF	32,558,854
575,855	Vanguard FTSE Emerging Markets ETF	24,899,970
252,352	Vanguard Global ex-U.S. Real Estate ETF	12,266,831
154,617	Vanguard Real Estate ETF	12,208,558
119,263	Vanguard S&P 500 ETF	36,691,262
		204,392,144
	TOTAL EXCHANGE TRADED FUNDS (Cost - $363,084,070)	400,664,760

	SHORT-TERM INVESTMENTS - 12.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.1%
5,152,501	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	5,152,501

	MONEY MARKET FUNDS - 11.3%
51,376,270	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	51,376,270

	TOTAL SHORT-TERM INVESTMENTS (Cost - $56,528,771)	56,528,771

	TOTAL INVESTMENTS - 100.7% (Cost - $419,612,841)	$457,193,531
	OTHER ASSETS AND LIABILITIES - NET - (0.7)%	(3,300,343)
	TOTAL NET ASSETS - 100.0%	$453,893,188

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $5,065,183 at September 30, 2020. The loaned securities were secured with cash collateral of $5,152,501 and non-cash collateral of $21,858. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
206	5 Year US Treasury Note December 2020	Bank of America Merrill Lynch	$25,962,386	$35,245
				$35,245

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Depreciation
45	MSCI EAFE Index Mini December 2020	Bank of America Merrill Lynch	$4,169,700	$(49,030)
76	MSCI Emerging Market Index December 2020	Bank of America Merrill Lynch	4,136,300	(106,020)
23	Russell 2000 Index E-Mini December 2020	Bank of America Merrill Lynch	1,730,060	(50,040)
49	S&P 500 Index E-Mini December 2020	Bank of America Merrill Lynch	8,212,400	(259,450)
16	S&P Midcap 400 Index E-Mini December 2020	Bank of America Merrill Lynch	2,969,440	(90,220)
				$(554,760)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(519,515)

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.7%
99,906	iShares iBoxx $ Investment Grade Corporate Bond ETF	$13,458,337
441,158	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,605,313
124,281	Vanguard Mortgage-Backed Securities ETF	6,744,730
396,224	Vanguard Short-Term Inflation-Protected Securities ETF	20,215,348
217,018	Vanguard Short-Term Treasury ETF	13,474,648
422,380	Xtrackers USD High Yield Corporate Bond ETF	20,316,478
		87,814,854
	EQUITY FUNDS - 76.5%
965,618	FlexShares Global Upstream Natural Resources Index Fund	26,805,556
2,272,323	SPDR Portfolio S&P 400 Mid Cap ETF	74,145,899
539,710	SPDR Portfolio S&P 500 Growth ETF	27,044,868
1,117,078	SPDR Portfolio S&P 500 Value ETF +	33,735,756
1,963,438	SPDR Portfolio S&P 600 Small Cap ETF	53,758,932
2,789,903	Vanguard FTSE Developed Markets ETF	114,107,033
1,424,596	Vanguard FTSE Emerging Markets ETF	61,599,531
416,150	Vanguard Global ex-U.S. Real Estate ETF	20,229,052
169,948	Vanguard Real Estate ETF +	13,419,094
458,854	Vanguard S&P 500 ETF	141,166,433
165,069	WisdomTree Emerging Markets Small Cap Dividend Fund +	6,825,603
		572,837,757
	TOTAL EXCHANGE TRADED FUNDS (Cost - $560,977,523)	660,652,611

	SHORT-TERM INVESTMENTS - 10.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.3%
2,207,783	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	2,207,783

	MONEY MARKET FUNDS - 10.0%
74,936,058	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	74,936,058

	TOTAL SHORT-TERM INVESTMENTS (Cost - $77,143,841)	77,143,841

	TOTAL INVESTMENTS - 98.5% (Cost - $638,121,364)	$737,796,452
	OTHER ASSETS AND LIABILITIES - NET - 1.5%	10,998,139
	TOTAL NET ASSETS - 100.0%	$748,794,591

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $3,183,056 at September 30, 2020. The loaned securities were secured with cash collateral of $2,207,783 and non-cash collateral of $1,040,974. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
99	5 Year US Treasury Note December 2020	Bank of America Merrill Lynch	$12,477,069	$16,217
				$16,217

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
375	MSCI EAFE Index Mini December 2020	Bank of America Merrill Lynch	$34,747,500	$399,170
465	MSCI Emerging Market Index December 2020	Bank of America Merrill Lynch	25,307,625	(139,740)
194	Russell 2000 Index E-Mini December 2020	Bank of America Merrill Lynch	14,592,680	(200,473)
337	S&P 500 Index E-Mini December 2020	Bank of America Merrill Lynch	56,481,200	(823,130)
128	S&P Midcap 400 Index E-Mini December 2020	Bank of America Merrill Lynch	23,755,520	(299,705)
				$(1,063,877)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(1,047,660)

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.7%
251,741	iShares iBoxx $ Investment Grade Corporate Bond ETF +	$33,912,030
1,949,812	SPDR Portfolio Short Term Corporate Bond ETF	61,165,602
444,646	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,712,883
96,286	Vanguard Intermediate-Term Treasury ETF	6,786,237
250,531	Vanguard Mortgage-Backed Securities ETF	13,596,317
798,727	Vanguard Short-Term Inflation-Protected Securities ETF +	40,751,052
218,738	Vanguard Short-Term Treasury ETF	13,581,443
116,671	Vanguard Total International Bond ETF	6,788,502
709,547	Xtrackers USD High Yield Corporate Bond ETF	34,129,211
		224,423,277
	EQUITY FUNDS - 58.5%
973,340	FlexShares Global Upstream Natural Resources Index Fund	27,019,918
1,665,780	SPDR Portfolio S&P 400 Mid Cap ETF	54,354,401
271,996	SPDR Portfolio S&P 500 Growth ETF	13,629,720
675,562	SPDR Portfolio S&P 500 Value ETF +	20,401,972
1,484,339	SPDR Portfolio S&P 600 Small Cap ETF	40,641,202
1,984,957	Vanguard FTSE Developed Markets ETF	81,184,741
1,116,799	Vanguard FTSE Emerging Markets ETF	48,290,389
419,472	Vanguard Global ex-U.S. Real Estate ETF	20,390,534
170,981	Vanguard Real Estate ETF +	13,500,660
396,496	Vanguard S&P 500 ETF	121,981,994
		441,395,531
	TOTAL EXCHANGE TRADED FUNDS (Cost - $585,497,166)	665,818,808

	SHORT-TERM INVESTMENTS - 11.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.1%
803,025	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	803,025

	MONEY MARKET FUNDS - 11.0%
82,633,373	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	82,633,373

	TOTAL SHORT-TERM INVESTMENTS (Cost - $83,436,398)	83,436,398

	TOTAL INVESTMENTS - 99.3% (Cost - $668,933,564)	$749,255,206
	OTHER ASSETS AND LIABILITIES - NET - 0.7%	5,210,484
	TOTAL NET ASSETS - 100.0%	$754,465,690

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $24,207,274 at September 30, 2020. The loaned securities were secured with cash collateral of $803,025 and non-cash collateral of $23,897,225. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
230	5 Year US Treasury Note December 2020	Bank of America Merrill Lynch	$28,987,130	$39,239
				$39,239

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Depreciation
150	MSCI EAFE Index Mini December 2020	Bank of America Merrill Lynch	$13,899,000	$(35,640)
199	MSCI Emerging Market Index December 2020	Bank of America Merrill Lynch	10,830,575	(195,825)
80	Russell 2000 Index E-Mini December 2020	Bank of America Merrill Lynch	6,017,600	(134,807)
142	S&P 500 Index E-Mini December 2020	Bank of America Merrill Lynch	23,799,200	(567,972)
52	S&P Midcap 400 Index E-Mini December 2020	Bank of America Merrill Lynch	9,650,680	(223,085)
				$(1,157,329)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(1,118,090)

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.8%
67,470	iShares iBoxx $ Investment Grade Corporate Bond ETF	$9,088,884
129,225	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	3,951,700
248,845	SPDR Portfolio Short Term Corporate Bond ETF	7,806,268
127,833	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,942,370
37,290	Vanguard Intermediate-Term Treasury ETF	2,628,199
48,511	Vanguard Mortgage-Backed Securities ETF	2,632,692
254,843	Vanguard Short-Term Inflation-Protected Securities ETF	13,002,090
104,687	Vanguard Short-Term Treasury ETF	6,500,016
22,918	Vanguard Total International Bond ETF	1,333,484
108,416	Xtrackers USD High Yield Corporate Bond ETF	5,214,809
		56,100,512
	EQUITY FUNDS - 49.5%
139,760	FlexShares Global Upstream Natural Resources Index Fund	3,879,738
239,179	SPDR Portfolio S&P 400 Mid Cap ETF	7,804,411
51,885	SPDR Portfolio S&P 500 Growth ETF	2,599,957
257,457	SPDR Portfolio S&P 500 Value ETF	7,775,201
236,813	SPDR Portfolio S&P 600 Small Cap ETF	6,483,940
284,141	Vanguard FTSE Developed Markets ETF	11,621,367
183,254	Vanguard FTSE Emerging Markets ETF	7,923,903
80,552	Vanguard Global ex-U.S. Real Estate ETF	3,915,633
48,972	Vanguard Real Estate ETF +	3,866,829
50,563	Vanguard S&P 500 ETF	15,555,707
		71,426,686
	TOTAL EXCHANGE TRADED FUNDS (Cost - $114,638,658)	127,527,198

	SHORT-TERM INVESTMENTS - 11.0%
	MONEY MARKET FUND - 11.0%
15,854,534	STIT - Government & Agency Portfolio, Institutional Class - 0.02% (a)	15,854,534
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,854,534)	15,854,534

	TOTAL INVESTMENTS - 99.3% (Cost - $130,493,192)	$143,381,732
	OTHER ASSETS AND LIABILITIES - NET - 0.7%	1,010,973
	TOTAL NET ASSETS - 100.0%	$144,392,705

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $1,769,704 at September 30, 2020. The loaned securities were secured with non-cash collateral of $1,805,602. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2020.

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
60	5 Year US Treasury Note December 2020	Bank of America Merrill Lynch	$7,561,860	$10,766
				$10,766

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
28	MSCI EAFE Index Mini December 2020	Bank of America Merrill Lynch	$2,594,480	$17,725
40	MSCI Emerging Market Index December 2020	Bank of America Merrill Lynch	2,177,000	(24,310)
15	Russell 2000 Index E-Mini December 2020	Bank of America Merrill Lynch	1,128,300	(17,990)
30	S&P 500 Index E-Mini December 2020	Bank of America Merrill Lynch	5,028,000	(81,510)
9	S&P Midcap 400 Index E-Mini December 2020	Bank of America Merrill Lynch	1,670,310	(26,145)
				$(132,230)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(121,464)

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolios may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolios’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for each

Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,058,959	$—	$—	$28,058,959
Short-Term Investment	1,808,638	—	—	1,808,638
Total	$29,867,597	$—	$—	$29,867,597

Balanced ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,006,350	$—	$—	$36,006,350
Short-Term Investment	2,338,458	—	—	2,338,458
Total	$38,344,808	$—	$—	$38,344,808

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

Conservative ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,540,795	$—	$—	$16,540,795
Short-Term Investment	2,815,032	—	—	2,815,032
Total	$19,355,827	$—	$—	$19,355,827

Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,986,024	$—	$—	$40,986,024
Short-Term Investment	2,598,631	—	—	2,598,631
Total	$43,584,655	$—	$—	$43,584,655

Moderate Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,730,599	$—	$—	$59,730,599
Short-Term Investment	3,367,308	—	—	3,367,308
Total	$63,097,907	$—	$—	$63,097,907

Managed Risk Balanced ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$400,664,760	$—	$—	$400,664,760
Short-Term Investment	56,528,771	—	—	56,528,771
Long Futures Contracts **	35,245	—	—	35,245
Total	$457,228,776	$—	$—	$457,228,776

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$554,760	$—	$—	$554,760

Managed Risk Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$660,652,611	$—	$—	$660,652,611
Short-Term Investment	77,143,841	—	—	77,143,841
Long Futures Contracts **	16,217	—	—	16,217
Total	$737,812,669	$—	$—	$737,812,669

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$1,063,877	$—	$—	$1,063,877

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

Managed Risk Moderate Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$665,818,808	$—	$—	$665,818,808
Short-Term Investment	83,436,398	—	—	83,436,398
Long Futures Contracts **	39,239	—	—	39,239
Total	$749,294,445	$—	$—	$749,294,445

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$1,157,329	$—	$—	$1,157,329

Managed Risk Flex ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$127,527,198	$—	$—	$127,527,198
Short-Term Investment	15,854,534	—	—	15,854,534
Long Futures Contracts **	10,766	—	—	10,766
Total	$143,392,498	$—	$—	$143,392,498

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$132,230	$—	$—	$132,230

The Portfolios did not hold any Level 3 securities during the period ended September 30, 2020.

*	Refer to the Portfolio of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Managed Risk Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Managed Risk Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the period ended September 30, 2020, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Loss
Managed Risk Balanced ETF Portfolio	$(9,105,135)
Managed Risk Growth ETF Portfolio	(32,986,008)
Managed Risk Moderate Growth ETF Portfolio	(24,643,987)
Managed Risk Flex ETF Portfolio	(3,704,686)

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

For the period ended September 30, 2020, the Portfolios had the following change in unrealized depreciation from futures contracts.

Net Change in Unrealized
Portfolio	Depreciation
Managed Risk Balanced ETF Portfolio	$(869,495)
Managed Risk Growth ETF Portfolio	(2,199,455)
Managed Risk Moderate Growth ETF Portfolio	(1,928,900)
Managed Risk Flex ETF Portfolio	(235,082)

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2020 is a reflection of the volume of derivative activity for the respective Portfolio.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
TOPS Aggressive Growth ETF	$26,783,374	$3,312,463	$(228,240)	$3,084,223
TOPS Balanced ETF	35,956,825	2,663,399	(275,416)	2,387,983
TOPS Conservative ETF	18,412,824	1,048,839	(105,836)	943,003
TOPS Growth ETF	39,652,366	4,374,164	(441,875)	3,932,289
TOPS Moderate Growth ETF	58,446,194	5,258,426	(606,713)	4,651,713
TOPS Managed Risk Balanced ETF	421,493,315	39,735,049	(4,034,833)	35,700,216
TOPS Managed Risk Growth ETF	642,820,892	101,604,619	(6,629,059)	94,975,560
TOPS Managed Risk Moderate Growth ETF	673,046,503	82,666,017	(6,457,314)	76,208,703
TOPS Managed Risk Flex ETF	130,856,295	13,604,725	(1,079,288)	12,525,437

Underlying Investment in Other Investment Companies – The Aggressive Growth ETF Portfolio currently seeks to achieve its investment objectives by investing its assets in underlying Funds. As of September 30, 2020, the percentage of the Fund’s net assets invested in the Vanguard S&P 500 ETF was 25.0%. (the “Security”). The Aggressive Growth ETF Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Aggressive Growth ETF Portfolio and its shareholders to do so.

The performance of the Aggressive Growth ETF Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”.